Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and reserves [Abstract]
Issuance of share capital
Share capital

Issued and fully paid shares:	Number of outstanding shares	Share capital	Additional paid-in capital
		$’000	$’000
At January 1, 2019(1)	70,000,000	801	—
At December 31, 2019 (2)	70,000,000	801	—
Issuance of share capital - Series A preferred shares (i)	5,923,079	70	5,430
At December 31, 2020 (2)	75,923,079	871	5,430
Issuance of share capital - A Ordinary Shares (ii)	25,000	—	—
Issuance of share capital - Series B preferred shares (iii)	25,379,047	302	118,518
Share exchange (iv)	—	(160)	160
Redemption of A Ordinary Shares (v)	(25,000)	—	—
Share consolidation (vi)	(60,781,276)	—	—
Issue of share capital (vii)	11,499,999	288	167,340
At December 31, 2021	52,020,849	1,301	291,448

(1)	In 2018, the GH Research Ireland Limited issued 70,000,000 ordinary shares with a nominal value of €0.01 for which a receivable was recognized and the related cash flow occurred in 2019.
(2)
Share information presented as of December 31, 2019 and 2020, and for the financial year then ended, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.